Related party balances and transactions - Short-term promissory note (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 14, 2020 USD ($)	Jun. 14, 2015	Dec. 31, 2025 MXN ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Key Management personnel compensation			$ 5,379		$ 4,376		$ 6,974
Short-term employee benefits			$ 107,506		$ 103,531		$ 101,166
Number of members | item			3	3
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Disclosure of transactions between related parties [line items]
Technical assistance annual consideration	$ 3,766
Percentage of ebitda before payment of technical assistance fee for next two years	3.00%
Increase in variable consideration than fixed technical assistance fee				$ 4,264		$ 4,144		$ 4,009
Threshold percentage of shares held by related party to trigger conversion of shares		7.65%
Minimum percentage of shares held by related party to not trigger conversion of shares		7.65%
Empresas ICA | Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Disclosure of transactions between related parties [line items]
Partner ownership interest			12.90%	12.90%
CONOISA
Disclosure of transactions between related parties [line items]
Ownership interest indirectly held			1.90%	1.90%